Share-Based Payments (Narrative) (Details) ₪ in Millions	12 Months Ended
	Dec. 31, 2018 ILS (₪) Years	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Total compensation expense | ₪	₪ 2	₪ 2	₪ 6
Weighted average of the remaining contractual life of options outstanding | Years	1.1